Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - To be issued under the 2025 Equity Incentive Plan
Amount Registered | shares	19,919,132
Proposed Maximum Offering Price per Unit	7.99
Maximum Aggregate Offering Price	$ 159,153,864.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,979.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of Netskope, Inc.'s (the "Registrant") Class A common stock, par value $0.0001 per share (the "Class A Common Stock") that become issuable in respect of the securities identified in the above table under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") and the 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common Stock. Represents shares of Class A Common Stock automatically reserved on February 1, 2026 for issuance upon the exercise or settlement of awards that may be granted under the 2025 Plan, which increase is provided for in the 2025 Plan. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.99 per share, which is the average of the high and low prices of Class A Common Stock, as reported on the Nasdaq Global Select Market on March 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share - To be issued under the 2025 Employee Stock Purchase Plan
Amount Registered | shares	3,983,826
Proposed Maximum Offering Price per Unit	6.80
Maximum Aggregate Offering Price	$ 27,090,016.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,741.13
Offering Note	Represents shares of the Class A Common Stock automatically reserved on February 1, 2026 for issuance under the 2025 ESPP, which increase is provided for in the 2025 ESPP. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $6.80 per share, which is the average of the high and low prices of Class A Common Stock, as reported on the Nasdaq Global Select Market on March 27, 2026 multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.